Other Post-Employment Benefits and Other Employee Benefit Plans - One Percentage Point Change on Assumed Healthcare Cost (Detail) (Other Postretirement Benefit Plans Legacy Sealed Air [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Other Postretirement Benefit Plans Legacy Sealed Air [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components, 1% Increase	$ 0.2
Effect on post-retirement benefit obligation, 1% Increase	2.3
Effect on total of service and interest cost components, 1% Decrease	(0.2)
Effect on post-retirement benefit obligation, 1% Decrease	$ (2.7)